Collaboration Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Collaboration Agreements

6. Collaboration Agreements

Intermezzo

In July 2009, the Company entered into a collaboration agreement with Purdue Pharmaceuticals L.P., (“Purdue Pharma”)(the “Collaboration Agreement”) that grants an exclusive license to Purdue Pharma to commercialize Intermezzo in the United States and pursuant to which:

•	Purdue Pharma paid a $25.0 million non-refundable license fee in August 2009;

•	Purdue Pharma paid a $10.0 million non-refundable intellectual property milestone in December 2011 when the first of two issued formulation patents was listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, or Orange Book;

•	Purdue Pharma paid a $10.0 million non-refundable intellectual property milestone in August 2012 when the first of two issued method of use patents was listed in the FDA’s Orange Book;

•	The Company transferred the Intermezzo New Drug Application (NDA) to Purdue Pharma, and Purdue Pharma is obligated to assume the expense associated with maintaining the NDA and further development of Intermezzo in the United States, including any expense associated with post-approval studies;

•	Purdue Pharma is obligated to commercialize Intermezzo in the United States at its expense using commercially reasonable efforts;

•	Purdue Pharma is obligated to pay the Company tiered base royalties on net sales of Intermezzo in the United States ranging from the mid-teens up to the mid-20% level. The base royalty is tiered depending upon the achievement of certain fixed net sales thresholds by Purdue Pharma, which net sales levels reset each year for the purpose of calculating the royalty; and

•	Purdue Pharma is obligated to pay the Company up to an additional $70.0 million upon the achievement of certain net sales targets for Intermezzo in the United States.

The Company has retained an option to co-promote Intermezzo to psychiatrists in the United States. The option can be exercised as late as August 2015. The Company may begin promotion to psychiatrists 8 to 15 months after option exercise. The exact timing of when the Company begins promoting to psychiatrists is determined by the calendar month in which the option exercise notice is delivered to Purdue Pharma. If the Company exercises the co-promote option and enters the marketplace, it is entitled to receive an additional co-promote royalty from Purdue Pharma on net sales that are generated by psychiatrist prescriptions. Had the Company chosen to exercise the option as soon as it was eligible, it could have begun promoting to psychiatrists in May 2013 and received a co-promote royalty of 40%. The co-promote royalty rate declines on a straight-line basis to approximately 22% if the Company does not begin promoting to psychiatrists until November 2016, at which time the right to co-promote expires. Net sales qualifying for this additional co-promote royalty are limited by an annual cap of 15% of total Intermezzo annual net sales in the United States. The co-promote option cannot be transferred to a third party, except under a limited circumstance at the discretion of Purdue Pharma.

Purdue Pharma has the right to terminate the Collaboration Agreement at any time upon advance notice of 180 days. The Company’s co-promote option may also be terminated by Purdue Pharma upon the Company’s acquisition by a third party or in the event of entry of generic competition to Intermezzo. The royalty payments discussed above are subject to reduction in connection with, among other things, the entry of generic competition to Intermezzo. The Collaboration Agreement expires on the later of 15 years from the date of first commercial sale in the United States or the expiration of patent claims related to Intermezzo. The Collaboration Agreement is also subject to termination by Purdue Pharma in the event of FDA or governmental action that materially impairs Purdue Pharma’s ability to commercialize Intermezzo or the occurrence of a serious event with respect to the safety of Intermezzo. The Collaboration Agreement may also be terminated by the Company upon Purdue Pharma commencing an action that challenges the validity of Intermezzo related patents. The Company also has the right to terminate the Collaboration Agreement immediately if Purdue Pharma is excluded from participation in federal healthcare programs. The Collaboration Agreement may also be terminated by either party in the event of a material breach by or insolvency of the other party.

The Company also granted Purdue Pharma and an associated company the right to negotiate for the commercialization of Intermezzo in Mexico in 2013 and retained the rights to commercialize Intermezzo in the rest of the world.

The Company began earning royalty revenue upon commercial launch of Intermezzo in April 2012. Royalty revenue earned during the three and six months ended June 30, 2014 was $0.4 million and $0.8 million, respectively. Royalty revenue earned during the three and six months ended June 30, 2013 was $0.5 million and $1.0 million, respectively.

Royalty revenue during 2013 was offset by the Company’s contribution to Purdue Pharma’s 2013 national DTC advertising campaign, including digital, print and television advertising to support Intermezzo commercialization. For the three and six months ended June 30, 2013, the offset to revenue totaled $0.3 million and $6.6 million, respectively. As the DTC advertising campaign was completed during 2013, there is no advertising offset to revenue during 2014.

TO-2070: a developmental product candidate for migraine treatment

In September 2013, the Company entered into the License Agreement with Shin Nippon Biomedical Laboratories Ltd. (“SNBL”) pursuant to which SNBL granted the Company an exclusive worldwide license to commercialize SNBL’s proprietary nasal drug delivery technology to develop TO-2070. The Company is developing TO-2070 as a treatment for acute migraine using SNBL’s proprietary nasal powder drug delivery system. Under the License Agreement, the Company is required to fund, lead and be responsible for product development, preparing and submitting regulatory filings and obtaining and maintaining regulatory approval with respect to TO-2070. Pursuant to the License Agreement, the Company has incurred an upfront nonrefundable technology license fee of $1.0 million, and is also obligated to pay:

•	up to $6.5 million upon the occurrence of certain development milestones, including NDA approval of TO-2070 by the FDA,

•	up to $35.0 million in commercialization milestone payments tied to the achievement of specified annual sales levels of TO-2070, and

•	tiered, low double-digit royalties on annual net sales of TO-2070.

Under the License Agreement, the Company is responsible for the clinical and commercial manufacture, supply, and distribution of TO-2070 products. SNBL has agreed to supply its nasal drug delivery device to the Company to conduct development activities for non-registration studies, and has the right of first negotiation to be the Company’s exclusive supplier for devices for any registration studies and for incorporation into commercial TO-2070 products under the License Agreement thereafter.

The License Agreement terminates on a country-by-country basis upon the later of (i) the expiration of the last patent licensed under the License Agreement in such country and (ii) 15 years from the first commercial sale in such country. The License Agreement may also be terminated (i) by either party upon 90 days’ written notice in connection with an uncured material breach of the License Agreement, (ii) by either party upon insolvency of the other party, (iii) immediately by SNBL if the Company challenges the validity of the patents licensed under the License Agreement, or (iv) by the Company at its convenience upon 90 days’ prior notice.

The $1.0 million license fee was recorded as research and development expense in September 2013 because the licensed technology was incomplete and has no alternative future use. Payments to SNBL that relate to pre-approval development milestones will be recognized as research and development expense when incurred.

9. Collaboration Agreements

Intermezzo

In July 2009, the Company entered into the Collaboration Agreement with Purdue Pharma that grants an exclusive license to Purdue Pharma to commercialize Intermezzo in the United States and pursuant to which:

•	Purdue Pharma paid a $25.0 million non-refundable license fee in August 2009;

•	Purdue Pharma paid a $10.0 million non-refundable intellectual property milestone in December 2011 when the first of two issued formulation patents was listed in the FDA’s Approved Drug Products with Therapeutic Equivalence Evaluations, or Orange Book;

•	Purdue Pharma paid a $10.0 million non-refundable intellectual property milestone in August 2012 when the first of two issued method of use patents was listed in the FDA’s Orange Book;

•	The Company transferred the Intermezzo New Drug Application (“NDA”) to Purdue Pharma, and Purdue Pharma is obligated to assume the expense associated with maintaining the NDA and further development of Intermezzo in the United States, including any expense associated with post-approval studies;

•	Purdue Pharma is obligated to commercialize Intermezzo in the United States at its expense using commercially reasonable efforts;

•	Purdue Pharma is obligated to pay the Company tiered base royalties on net sales of Intermezzo in the United States ranging from the mid-teens up to the mid-20% level. The base royalty is tiered depending upon the achievement of certain fixed net sales thresholds by Purdue Pharma, which net sales levels reset each year for the purpose of calculating the royalty; and

•	Purdue Pharma is obligated to pay the Company up to an additional $70.0 million upon the achievement of certain net sales targets for Intermezzo in the United States.

The Company has retained an option to co-promote Intermezzo to psychiatrists in the United States. The option can be exercised as late as August 2015. The Company may begin promotion to psychiatrists 8 to 15 months after option exercise. The exact timing of when the Company begins promoting to psychiatrists is determined by the calendar month in which the option exercise notice is delivered to Purdue Pharma. If the Company exercises the co-promote option and enters the marketplace, it is entitled to receive an additional co-promote royalty from Purdue Pharma on net sales that are generated by psychiatrist prescriptions. Had the Company chosen to exercise the option as soon as it was eligible, it could have begun promoting to psychiatrists in May 2013 and received a co-promote royalty of 40%. The co-promote royalty rate declines on a straight-line basis to approximately 22% if the Company does not begin promoting to psychiatrists until November 2016, at which time the right to co-promote expires. Net sales qualifying for this additional co-promote royalty are limited by an annual cap of 15% of total Intermezzo annual net sales in the United States. The co-promote option cannot be transferred to a third party, except under a limited circumstance at the discretion of Purdue Pharma.

Purdue Pharma has the right to terminate the Collaboration Agreement at any time upon advance notice of 180 days. The Company’s co-promote option may also be terminated by Purdue Pharma upon the Company’s acquisition by a third party or in the event of entry of generic competition to Intermezzo. The royalty payments discussed above are subject to reduction in connection with, among other things, the entry of generic competition to Intermezzo. The Collaboration Agreement expires on the later of 15 years from the date of first commercial sale in the United States or the expiration of patent claims related to Intermezzo. The Collaboration Agreement is also subject to termination by Purdue Pharma in the event of FDA or governmental action that materially impairs Purdue Pharma’s ability to commercialize Intermezzo or the occurrence of a serious event with respect to the safety of Intermezzo. The Collaboration Agreement may also be terminated by the Company upon Purdue Pharma commencing an action that challenges the validity of Intermezzo related patents. The Company also has the right to terminate the Collaboration Agreement immediately if Purdue Pharma is excluded from participation in federal healthcare programs. The Collaboration Agreement may also be terminated by either party in the event of a material breach by or insolvency of the other party. In December 2013, Purdue Pharma announced that it intended to discontinue the use of the Purdue Pharma sales force to actively market Intermezzo to healthcare professionals during the first quarter of 2014.

The Company began earning royalty revenue upon commercial launch of Intermezzo in April 2012. Royalty revenue earned during the years ended December 31, 2013 and 2012 was $1.7 million and $0.8 million, respectively.

The Company recorded as revenue $10.0 million of milestone payments that were received in August 2012 and December 2011, respectively. The patent-related milestones were substantive and at-risk given the inherent uncertainty and risks associated with obtaining patent approval from the U.S. Patent and Trademark Office and subsequent listing in the FDA’s Orange Book in addition to the inherent uncertainty and risks associated obtaining FDA approval for Intermezzo and the opportunity for Purdue Pharma to terminate the Collaboration Agreement after its review of the terms of the FDA approval. The Company has no additional performance obligations under the Collaboration Agreement related to these milestone payments.

The Company also granted Purdue Pharma and an associated company the right to negotiate for the commercialization of Intermezzo in Mexico during 2013 and retained rights to commercialize Intermezzo in the rest of the world. The Company recognized revenue of $0.1 million for the year ended December 31, 2013. During 2012 and 2011, the Company granted Purdue Pharma and an associated company the right to negotiate for the commercialization of Intermezzo in Mexico and Canada, respectively, and retained rights to commercialize Intermezzo in the rest of the world. The Company recognized revenue of $0.2 million and $0.7 million in Gross other revenue for the years ended 2012 and 2011, respectively, associated with these rights.

Through June 30, 2011, the Company recognized revenue from the $25 million non-refundable license fee ratably over an estimated 24-month period beginning in August 2009 and ending in July 2011 as this represented the estimated period during which the Company had significant participatory obligations under the Collaboration Agreement. During the quarter ended September 30, 2011, the Company re-assessed the time period over which the remaining $1.04 million of deferred revenue at June 30, 2011 was recognized, and the Company recorded the remaining revenue through November 30, 2011 based on FDA approval of Intermezzo and the completion of the Company’s participatory obligations under the Collaboration Agreement. Revenue recognized in connection with the license fee during the year ended December 31, 2011 was $7.3 million.

On November 21, 2012, the Company agreed to contribute $10.0 million to Purdue Pharma’s $29.0 million national direct-to-consumer (“DTC”) advertising campaign, including digital, print and television advertising to support Intermezzo commercialization. The Company initially recorded the $10.0 million payment to Purdue as a prepaid expense. The Company recognized this payment as an offset to revenue as the advertising costs were incurred. At December 31, 2013, Purdue Pharma estimates that approximately $1.8 million of the Company’s original contribution will be returned due to reduced overall DTC campaign spending. Accordingly, $1.8 million is recorded as a receivable and included in prepaid and other current assets at December 31, 2013.

For the years ended December 31, 2013 and 2012, the offset to revenue totaled $6.8 million and $1.4 million. There were no prepaid advertising costs at December 31, 2013. Prepaid advertising costs at December 31, 2012 were $8.6 million.

TO-2070: a developmental product candidate for migraine treatment

In September 2013, the Company entered into the License Agreement with Shin Nippon Biomedical Laboratories Ltd. (“SNBL”) pursuant to which SNBL granted the Company an exclusive worldwide license to commercialize SNBL’s proprietary nasal drug delivery technology to develop TO-2070. The Company is developing TO-2070 as a treatment for acute migraine using SNBL’s proprietary nasal powder drug delivery system. Under the License Agreement, the Company is required to fund, lead and be responsible for product development, preparing and submitting regulatory filings and obtaining and maintaining regulatory approval with respect to TO-2070. Pursuant to the License Agreement, the Company has incurred an upfront nonrefundable technology license fee of $1.0 million, and is also obligated to pay:

•	up to $6.5 million upon the occurrence of certain development milestones, including NDA approval of TO-2070 by the FDA,

•	up to $35.0 million in commercialization milestone payments tied to the achievement of specified annual sales levels of TO-2070, and

•	tiered, low double-digit royalties on annual net sales of TO-2070.

Under the License Agreement, the Company is responsible for the clinical and commercial manufacture, supply, and distribution of TO-2070 products. SNBL has agreed to supply its nasal drug delivery device to the Company to conduct development activities for non-registration studies, and has the right of first negotiation to be the Company’s exclusive supplier for devices for any registration studies and for incorporation into commercial TO-2070 products under the License Agreement thereafter.

The License Agreement terminates on a country-by-country basis upon the later of (i) the expiration of the last patent licensed under the License Agreement in such country and (ii) 15 years from the first commercial sale in such country. The License Agreement may also be terminated (i) by either party upon 90 days’ written notice in connection with an uncured material breach of the License Agreement, (ii) by either party upon insolvency of the other party, (iii) immediately by SNBL if the Company challenges the validity of the patents licensed under the License Agreement, or (iv) by the Company at its convenience upon 90 days’ prior notice.

The $1.0 million license fee was recorded as research and development expense during the year ended December 31, 2013 because the licensed technology was incomplete and has no alternative future use. Payments to SNBL that relate to pre-approval development milestones will be recognized as research and development expense when incurred.